Share-Based Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	May 31, 2019	Mar. 31, 2019
Employees [Member] | Options [Member]
Statement Line Items [Line Items]
Number of share options granted		270,000
Fair value in the grant date (thousands of USD)		$ 23
Range of share price (USD)		$ 0.17
Range of exercise price (USD)		$ 0.17
Expected dividend yield
Employees [Member] | Options [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of expected share price volatility		59.64%
Range of estimated life (years)		4 years 9 months 22 days
Range of weighted average of risk-free interest rate		1.16%
Employees [Member] | Options [Member] | Top of range [member]
Statement Line Items [Line Items]
Range of expected share price volatility		62.93%
Range of estimated life (years)		6 years 11 months 1 day
Range of weighted average of risk-free interest rate		160.00%
Employees [Member] | RSU [Member]
Statement Line Items [Line Items]
Number of share options granted	2,935,000	309,000
Fair value in the grant date (thousands of USD)	$ 365	$ 45
Range of share price (USD)	$ 0.14	$ 0.15
Range of exercise price (USD)	$ 0	$ 0
Range of expected share price volatility
Range of weighted average of risk-free interest rate
Expected dividend yield
Employees, Officers, Consultants [Member]
Statement Line Items [Line Items]
Number of share options granted	5,407,000
Fair value in the grant date (thousands of USD)	$ 340
Range of share price (USD)	$ 0.14
Expected dividend yield
Employees, Officers, Consultants [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Range of exercise price (USD)	$ 0.14
Range of expected share price volatility	58.54%
Range of estimated life (years)	5 years
Range of weighted average of risk-free interest rate	1.25%
Employees, Officers, Consultants [Member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise price (USD)	$ 0.15
Range of expected share price volatility	61.49%
Range of estimated life (years)	7 years
Range of weighted average of risk-free interest rate	1.60%